Derivative Instruments and Hedging Activities - Interest Rate Swaps (Details) - Cash Flow Hedging - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Interest Rate Swaption
Derivative [Line Items]
Notional Amount		$ 1,700.0
Tranche One | Interest Rate Swaption
Derivative [Line Items]
Notional Amount		300.0
Tranche Two | Interest Rate Swaption
Derivative [Line Items]
Notional Amount		700.0
Tranche Three | Interest Rate Swaption
Derivative [Line Items]
Notional Amount		200.0
Tranche Four | Interest Rate Swaption
Derivative [Line Items]
Notional Amount		300.0
Tranche Five | Interest Rate Swaption
Derivative [Line Items]
Notional Amount		50.0
Tranche Six | Interest Rate Swaption
Derivative [Line Items]
Notional Amount		100.0
Tranche Seven | Interest Rate Swaption
Derivative [Line Items]
Notional Amount		$ 50.0
Designated as Hedging Instrument | Interest Rate Swaption
Derivative [Line Items]
Notional Amount	$ 727.8
Designated as Hedging Instrument | Tranche One | Interest Rate Swaption
Derivative [Line Items]
Notional Amount	$ 65.0
Fixed rate paid or received	4.045%	2.915%
Designated as Hedging Instrument | Tranche Two | Interest Rate Swaption
Derivative [Line Items]
Notional Amount	$ 77.5
Fixed rate paid or received	3.803%	2.915%
Designated as Hedging Instrument | Tranche Three | Interest Rate Swaption
Derivative [Line Items]
Notional Amount	$ 77.5
Fixed rate paid or received	3.81%	2.723%
Designated as Hedging Instrument | Tranche Four | Interest Rate Swaption
Derivative [Line Items]
Notional Amount	$ 125.0
Fixed rate paid or received	3.97%	2.885%
Designated as Hedging Instrument | Tranche Five | Interest Rate Swaption
Derivative [Line Items]
Notional Amount	$ 100.0
Fixed rate paid or received	4.06%	2.744%
Designated as Hedging Instrument | Tranche Six | Interest Rate Swaption
Derivative [Line Items]
Notional Amount	$ 282.8
Fixed rate paid or received	4.097%	2.808%
Designated as Hedging Instrument | Tranche Seven | Interest Rate Swaption
Derivative [Line Items]
Fixed rate paid or received		2.728%
LIONS GATE ENTERTAINMENT CORP [Member]
Derivative [Line Items]
Notional Amount	$ 727.8
LIONS GATE ENTERTAINMENT CORP [Member] | Tranche One | Interest Rate Swap, Fixed Rate Paid 4.045%, Effective Date September 15, 2026
Derivative [Line Items]
Notional Amount	$ 65.0
Fixed rate paid or received	4.045%
LIONS GATE ENTERTAINMENT CORP [Member] | Tranche Two | Interest Rate Swap, Fixed Rate Paid 3.803%, Effective Date August 15, 2024
Derivative [Line Items]
Notional Amount	$ 77.5
Fixed rate paid or received	3.803%
LIONS GATE ENTERTAINMENT CORP [Member] | Tranche Three | Interest Rate Swap, Fixed Rate Paid 3.810%, Effective Date September 15, 2026
Derivative [Line Items]
Notional Amount	$ 77.5
Fixed rate paid or received	3.81%
LIONS GATE ENTERTAINMENT CORP [Member] | Tranche Four | Interest Rate Swap, Fixed Rate Paid 3.970%, Effective Date December 15, 2024
Derivative [Line Items]
Notional Amount	$ 125.0
Fixed rate paid or received	3.97%
LIONS GATE ENTERTAINMENT CORP [Member] | Tranche Five | Interest Rate Swap Fixed Rate Paid 4.060 Effective Date January31, 2027 [Member]
Derivative [Line Items]
Notional Amount	$ 100.0
Fixed rate paid or received	4.06%
LIONS GATE ENTERTAINMENT CORP [Member] | Tranche Six | Interest Rate Swap, Fixed Rate Paid 4.097, Effective Date February14, 2027 [Member]
Derivative [Line Items]
Notional Amount	$ 282.8
Fixed rate paid or received	4.097%
LIONS GATE ENTERTAINMENT CORP [Member] | Designated as Hedging Instrument | Interest Rate Swaption
Derivative [Line Items]
Notional Amount	$ 1,700.0
LIONS GATE ENTERTAINMENT CORP [Member] | Designated as Hedging Instrument | Tranche One | Interest Rate Swaption | Interest Rate Swap, Fixed Rate Paid 2.915%, Effective Date May 23, 2018
Derivative [Line Items]
Notional Amount	$ 300.0
Fixed rate paid or received	2.915%
LIONS GATE ENTERTAINMENT CORP [Member] | Designated as Hedging Instrument | Tranche Two | Interest Rate Swaption | Interest Rate Swap 2, Fixed Rate Paid 2.915%, Effective Date May 23, 2018
Derivative [Line Items]
Notional Amount	$ 700.0
Fixed rate paid or received	2.915%
LIONS GATE ENTERTAINMENT CORP [Member] | Designated as Hedging Instrument | Tranche Three | Interest Rate Swaption | Interest Rate Swap, Fixed Rate Paid 2.723%, Effective Date June 25, 2018
Derivative [Line Items]
Notional Amount	$ 200.0
Fixed rate paid or received	2.723%
LIONS GATE ENTERTAINMENT CORP [Member] | Designated as Hedging Instrument | Tranche Four | Interest Rate Swaption | Interest Rate Swap, Fixed Rate Paid 2.885%, Effective Date July 31, 2018
Derivative [Line Items]
Notional Amount	$ 300.0
Fixed rate paid or received	2.885%
LIONS GATE ENTERTAINMENT CORP [Member] | Designated as Hedging Instrument | Tranche Five | Interest Rate Swaption | Interest Rate Swap, Fixed Rate Paid 2.744%, Effective Date December 24, 2018
Derivative [Line Items]
Notional Amount	$ 50.0
Fixed rate paid or received	2.744%
LIONS GATE ENTERTAINMENT CORP [Member] | Designated as Hedging Instrument | Tranche Six | Interest Rate Swaption | Interest Rate Swap, Fixed Rate Paid 2.808%, Effective Date December 24, 2018
Derivative [Line Items]
Notional Amount	$ 100.0
Fixed rate paid or received	2.808%
LIONS GATE ENTERTAINMENT CORP [Member] | Designated as Hedging Instrument | Tranche Seven | Interest Rate Swaption | Interest Rate Swap, Fixed Rate Paid 2.728%, Effective Date December 24, 2018
Derivative [Line Items]
Notional Amount	$ 50.0
Fixed rate paid or received	2.728%